STATEMENTS OF CHANGES IN NET ASSETS - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
OPERATIONS
Net investment income	$ 3,069,913	$ 3,360,036	$ 2,766,890
Net unrealized gain (loss) on investments allocated from The Prudential Variable Contract Real Property Partnership	2,653,031	1,727,205	5,666,123
Net recognized gain (loss) on investments allocated from The Prudential Variable Contract Real Property Partnership	(711,130)	(136,991)	67,194
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	5,011,814	4,950,250	8,500,207
CAPITAL TRANSACTIONS
Net contributions (withdrawals) by contract owners	(3,812,777)	(3,274,882)	(2,788,759)
Net contributions (withdrawals) by Pruco Life Insurance Company	1,307,035	3,756,431	266,935
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL TRANSACTIONS	(2,505,742)	481,549	(2,521,824)
TOTAL INCREASE (DECREASE) IN NET ASSETS	2,506,072	5,431,799	5,978,383
NET ASSETS
Beginning of year	112,083,448	106,651,649	100,673,266
End of year	$ 114,589,520	$ 112,083,448	$ 106,651,649